SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Total Stock-Based Compensation Expense Recognized in Consolidated Statements of Income (Loss)

The following table summarizes the total stock-based compensation expense recognized in our Consolidated Statements of Income (Loss):

(in US$ thousands)	2010	2011	2012
Cost of online game and service revenues	$10	$—	$—
Product development & engineering expenses	18	—	—
Selling and marketing expenses	64	62	20
General and administrative expenses	2,922	1,103	159

Pre-tax stock-based compensation expense	3,014	1,165	179
Income tax benefit	(90)	(109)	(41)

Total stock-based compensation expense reported in continuing operations	$2,924	$1,056	$138

Total stock-based compensation expense reported in discontinued operations, net of tax	$—	$—	$—

Summary of General Terms of Stock-Based Compensation Plans for Awards Granted

Summarized below are the general terms of our stock-based compensation plans, for which awards have been granted as of December 31, 2012.

Stock-Based compensation plan	Granted awards		Vesting schedule	Options’ exercise price	RSUs’ grant date fair value
2002 Plan	3,000,000		immediately upon granting	$0.79	—
2004 Plan	7,703,185	(1)	immediately upon granting to four years	$0.79~$2.55	—
2006 Plan	1,197,333	(2)	immediately upon granting to four years	$0.8101~$16.6	$2.91~$16.01
2007 Plan	3,205,217	(3)	immediately upon granting to four years	$1.2~$18.17	$2.47~$15.35
2008 Plan	1,000,000		immediately upon granting to six years	$2.47~$4.24	—
2009 Plan	2,500,000	(4)	immediately upon granting to four years	$0.955~$2.47	—
2010 Plan	1,600,000	(5)	three years	$0.8101~$1.05	—
2011 Plan	—		—	—	—

(1)	The granted awards, net of forfeited or canceled shares, were within reserved shares of seven million common shares.
(2)	The granted awards, net of forfeited or canceled shares, were within reserved shares of one million common shares.
(3)	The granted awards, net of forfeited or canceled shares, were within reserved shares of two million common shares.
(4)	The granted awards, net of forfeited or canceled shares, were within reserved shares of one and a half million common shares.
(5)	The granted awards, net of forfeited or canceled shares, were within reserved shares of one million common shares.

Summary of Assumptions Used in Black-Scholes Option-Pricing Model to Estimate Fair Value of Stock Options Granted

The following table summarizes the assumptions used in the model for options granted during 2011 and 2012:

	2011	2012
Option term (years)	5.99	5.73
Volatility	58.89%~63.03%	59.76%~67.02%
Weighted-average volatility	59%	62%
Risk-free interest rate	2.14%~2.31%	0.885%~1.152%
Dividend yield	0%	0%
Weighted-average fair value of option granted	$0.60	$0.54

Summary of Option Transactions

Option transactions during the last three years are summarized as follows:

	2010		2011		2012
	Weighted Avg. Exercise Price	No.of Shares (in thousands)	Weighted Avg. Exercise Price	No.of Shares (in thousands)	Weighted Avg. Exercise Price	No.of Shares (in thousands)	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value (in thousands)
Balance at January 31	$2.36	7,689	$2.33	9,780	$2.13	9,493
Options granted	2.47	2,565	1.06	1,060	0.96	2,070
Options exercised	0.87	(201)	—	—	—	—
Options Forfeited / canceled / expired	5.66	(273)	2.72	(1,347)	1.74	(2,353)

Balance at December 31	$2.33	9,780	$2.13	9,493	$1.97	9,210	$3.90	890

Exercisable at December 31	$2.04	7,190	$2.19	7,754	$2.15	7,584	$2.69	882

Vested and expected to vest at December 31	$2.33	9,780	$2.13	9,493	$1.97	9,210	$3.90	890

Information about Stock Options Outstanding

The following table sets forth information about stock options outstanding at December 31, 2012:

Options outstanding			Option currently exercisable
Exercise price	No. of Shares (in thousands)	Weighted average remaining contractual life	Exercise price	No. of Shares (in thousands)
Under $1	6,211	2.87 years	Under $1	5,191
$1~$10	2,383	6.40 years	$1~$10	1,777
$10~$20	616	4.65 years	$10~$20	616

	9,210			7,584

Nonvested Restricted Stock Unit

Nonvested RSUs during 2011 and 2012 were as follows:

	2011		2012
	Number of units (in thousands)	Weighted- average grant date fair value	Number of units (in thousands)	Weighted- average grant date fair value
Nonvested at January 1	390	$10.99	—	$—
Granted	323	3.01	—	—
Vested	(80)	2.99	—	—
Forfeited	(633)	7.92	—	—

Nonvested at December 31	—	—	—	—